Risk Report - Credit Risk Management IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2025
Credit Risk Management [Abstract]
Forward-looking information applied	Forward-looking information applied

	December 31, 20251 2
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.87%	1.97%
GDP - Eurozone	1.16%	1.44%
GDP - Germany	0.65%	1.54%
GDP - Italy	0.60%	0.91%
GDP - Developing Asia	4.45%	4.78%
GDP - Emerging Markets	3.85%	4.19%
Unemployment - USA	4.42%	4.29%
Unemployment - Eurozone	6.30%	6.18%
Unemployment - Germany	3.75%	3.66%
Unemployment - Italy	6.14%	6.22%
Unemployment - Spain	10.37%	10.05%
Unemployment - Japan	2.49%	2.45%
Real Estate Prices - CRE Index USA	300.74	301.87
Real Estate Prices - CRE Index Eurozone	110.44	111.75
Real Estate Prices - House Price Index USA	331.21	340.69
Real Estate Prices - House Price Index Germany	157.28	158.82
Real Estate Prices - House Price Index Spain	2,213.53	2,264.16
Equity - S&P500	6,942	7,366
Equity - Eurostoxx50	5,793	6,086
Equity - DAX40	24,453	25,886
Equity - MSCI EAFE	1,288	1,351
Equity - MSCI Asia	2,068	2,160
Equity - Nikkei	50,891	53,099
Credit - High Yield Index	308.27	348.99
Credit - CDX High Yield	333.97	370.05
Credit - CDX IG	54.64	62.78
Credit - CDX Emerging Markets	149.82	179.86
Credit - ITX Europe 125	56.42	62.27
Commodity - WTI	61.07	59.01
Commodity - Gold	3,976.94	4,189.01
1 MEV as of December 8, 2025 based on Bloomberg Consensus, which barely changed until December 31, 2025
[2] Year 1 equals fourth quarter of 2025 to third quarter of 2026, Year 2 equals fourth quarter of 2026 to third quarter of 2027

	December 31, 20241 2
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	2.23%	2.04%
GDP - Eurozone	1.04%	1.19%
GDP - Germany	0.38%	1.14%
GDP - Italy	0.74%	1.02%
GDP - Developing Asia	4.53%	4.26%
GDP - Emerging Markets	4.11%	3.81%
Unemployment - USA	4.29%	4.20%
Unemployment - Eurozone	6.46%	6.42%
Unemployment - Germany	3.46%	3.40%
Unemployment - Italy	6.50%	6.76%
Unemployment - Spain	11.12%	10.93%
Unemployment - Japan	2.48%	2.40%
Real Estate Prices - CRE Index USA	312.27	316.81
Real Estate Prices - CRE Index Eurozone	107.75	108.39
Real Estate Prices - House Price Index USA	325.05	333.47
Real Estate Prices - House Price Index Germany	152.78	158.19
Real Estate Prices - House Price Index Spain	1,959.68	2,000.70
Equity - S&P500	6,109	6,436
Equity - Eurostoxx50	4,965	5,162
Equity - DAX40	20,131	20,968
Equity - MSCI EAFE	1,069	1,112
Equity - MSCI Asia	1,602	1,630
Equity - Nikkei	38,972	39,582
Credit - High Yield Index	312.32	358.66
Credit - CDX High Yield	332.33	374.29
Credit - CDX IG	56.50	64.29
Credit - CDX Emerging Markets	177.90	202.59
Credit - ITX Europe 125	62.15	68.66
Commodity - WTI	70.46	65.85
Commodity - Gold	2,588.02	2,612.91
1 MEV as of December 5, 2024, based on Bloomberg Consensus, which barely changed until December 31, 2024
[2] Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026

Sensitivities of forward-looking information Group
Sensitivities of forward-looking information Group	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 – Group Level

	December 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(76.3)	(1)pp	87.2
Unemployment rates	(0.5)pp	(49.4)	0.5pp	51.6
Real estate prices[1]	5%	(35.3)	(5%)	40.1
Equities	10%	(17.1)	(10%)	23.7
Credit spreads	(40%)	(19.5)	40%	21.6
Commodities[2]	10%	(6.9)	(10%)	7.4

	December 31, 2024
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(66.4)	(1)pp	71.8
Unemployment rates	(0.5)pp	(44.9)	0.5pp	49.0
Real estate prices[1]	5%	(13.9)	(5%)	16.0
Equities	10%	(14.1)	(10%)	17.8
Credit spreads	(40%)	(20.7)	40%	24.2
Commodities[2]	10%	(7.7)	(10%)	8.7
[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate above
[2]Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1%
(percentage change), e.g., Real estate price shifts from 100 to 101

Sensitivities of forward-looking information on Stage 1 and Stage 2 Corporate Bank	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Corporate Bank

	December 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(16.0)	(1)pp	19.2
Unemployment rates	(0.5)pp	(11.0)	0.5pp	12.2
Real estate prices[1]	5%	(4.3)	(5)%	5.4
Credit spreads	(40)%	(4.1)	40%	4.5
Commodities[2]	10%	(2.2)	(10)%	2.4

	December 31, 2024
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(18.2)	(1)pp	20.3
Unemployment rates	(0.5)pp	(12.6)	0.5pp	14.2
Real estate prices[1]	5%	(2.1)	(5)%	2.2
Credit spreads	(40)%	(4.5)	40%	5.0
Commodities[2]	10%	(2.8)	(10)%	3.1
[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate below
[2] Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.

Sensitivities of forward-looking information on Stage 1 and Stage 2 Investment Bank	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Investment Bank

	December 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(36.1)	(1)pp	41.5
Unemployment rates	(0.5)pp	(10.7)	0.5pp	11.6
Real estate prices[1]	5%	(19.4)	(5)%	21.5
Equities	10%	(5.6)	(10)%	9.3
Credit spreads	(40)%	(14.0)	40%	15.7
Commodities[2]	10%	(4.4)	(10)%	4.7

	December 31, 2024
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(26.4)	(1)pp	28.9
Unemployment rates	(0.5)pp	(11.0)	0.5pp	12.1
Real estate prices[1]	5%	(8.5)	(5)%	10.2
Equities	10%	(4.7)	(10)%	5.9
Credit spreads	(40)%	(13.5)	40%	16.2
Commodities[2]	10%	(4.6)	(10)%	5.3
[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate below
[2] Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.

Sensitivities of forward-looking information on Stage 1 and Stage 2 Private Bank	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Private Bank

	December 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(22.6)	(1)pp	24.6
Unemployment rates	(0.5)pp	(26.9)	0.5pp	26.8

	December 31, 2024
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(18.3)	(1)pp	19.3
Unemployment rates	(0.5)pp	(19.5)	0.5pp	20.6

Stress-tested CRE portfolio	Stress-tested CRE portfolio

	Dec 31, 2025	Dec 31, 2024
in € m.	Gross Carrying Amount[1]	Gross Carrying Amount[1]
Exposure by stages
Stage 1	14,402	18,756
Stage 2	6,277	7,713
Stage 3	3,609	2,836
Total	24,288	29,305

thereof:
Forborne exposure	5,133	5,389

thereof:
North America	51%	54%
Western Europe (including Germany)	44%[2]	39%
Asia/Pacific	5%	7%
thereof: offices	35%	42%
North America	18%	24%
Western Europe (including Germany)	16%[3]	17%
Asia/Pacific	1%	2%
thereof: residential	15%	12%
thereof: hospitality	15%	10%
thereof: retail	11%	10%

Weighted average LTV, in %
Investment Bank	65%	66%
Corporate Bank	58%	56%
Other Business	70%	71%

	2025	2024
Allowance for Credit Losses[4]	903	653
Provision for Credit Losses[4]	712	492
thereof: North America	613	400
[1] Loans at amortized cost
[2] Germany accounts for approximately 9% of the total stress-tested CRE portfolio
[3] Office loans in Germany account for 14% of total office loans in the stress-tested CRE portfolio
[4]Allowance for Credit Losses and Provision for Credit Losses do not include country risk provisions